LEASES - Supplemental Balance Sheet (Details) - USD ($) $ in Thousands		Mar. 31, 2022		Jan. 01, 2022	Dec. 31, 2021
Assets
Operating lease assets		$ 10,520	[1]	$ 11,298	$ 0	[1]
Finance lease assets		157
Total lease assets		10,677
CURRENT LIABILITIES
Current operating lease liabilities	[1]	3,270			0
Current finance lease liabilities		74
Noncurrent:
Noncurrent operating lease liabilities	[1]	7,703			$ 0
Noncurrent finance lease liabilities		85
Total lease liabilities		$ 11,132
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]		Property and equipment, net
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Other current liabilities			Other current liabilities
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Other long-term liabilities

[1]	Figures as of March 31, 2022 reflect the Company’s January 1, 2022 adoption of Accounting Standards Update (“ASU”) No. 2016-02, Leases. For additional details, see Note 1.